FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: 03-31-2011

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: AMBS Investment Counsel, LLC
Address: 625 Kenmoor SE
	 Suite 307
         Grand Rapids, MI 49546

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Kathleen A. Maciejewski
Title: Chief Compliance Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Kathleen A. Maciejewski, Grand Rapids, MI, 05-03-2011

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     9676 103485.000SH      SOLE                92890.000         10595.000
AT&T                           COM              00206R102     8538 278925.000SH      SOLE               250487.000         28438.000
Abbott Laboratories            COM              002824100     9018 183845.000SH      SOLE               164370.000         19475.000
Advance Auto Parts             COM              00751Y106     6506 99145.000SH       SOLE                89745.000          9400.000
Aecom Technology Corp.         COM              00766T100     5934 214000.000SH      SOLE               193225.000         20775.000
Aflac, Inc.                    COM              001055102     6209 117635.000SH      SOLE               106845.000         10790.000
Alexco Resource Corp           COM              01535P106      133 15000.000SH       SOLE                                  15000.000
Anadarko Petroleum Corp        COM              032511107     8790 107304.000SH      SOLE                99249.000          8055.000
Apache Corp.                   COM              037411105     4151 31705.000SH       SOLE                28405.000          3300.000
Bank of America Corp           COM              060505104     6387 479155.000SH      SOLE               436355.000         42800.000
Bard, C.R.                     COM              067383109      294 2958.000 SH       SOLE                 2958.000
Barrick Gold Corp.             COM              067901108     5658 108990.000SH      SOLE                97485.000         11505.000
Becton Dickinson & Co.         COM              075887109     3577 44930.000SH       SOLE                44530.000           400.000
Bemis Co                       COM              081437105     5996 182760.000SH      SOLE               165810.000         16950.000
Berkshire Hathaway Cl B        COM              084670207      492 5882.000 SH       SOLE                 2100.000          3782.000
Canarc Resource Corp.          COM              13722D101        4 25000.000SH       SOLE                                  25000.000
Capital One Financial Corporat COM              14040H105     8357 160840.000SH      SOLE               147305.000         13535.000
Cartier Resources Inc.         COM              146772108        5 10000.000SH       SOLE                                  10000.000
Chevron Corporation            COM              166764100     9111 84765.000SH       SOLE                78330.000          6435.000
Cisco Systems Inc              COM              17275R102     6005 350160.000SH      SOLE               319540.000         30620.000
Coca-Cola Company              COM              191216100     4238 63885.000SH       SOLE                48820.000         15065.000
Colgate Palmolive              COM              194162103      376 4650.000 SH       SOLE                 3450.000          1200.000
Conagra Foods Inc.             COM              205887102     6643 279720.000SH      SOLE               253915.000         25805.000
Dejour Enterprise Ltd.         COM              24486R103       25 60000.000SH       SOLE                                  60000.000
Dow Chemical                   COM              260543103    10868 287900.000SH      SOLE               260745.000         27155.000
Doxa Energy Ltd.               COM              261223101        8 20000.000SH       SOLE                                  20000.000
Dynacor Gold Mines, Inc.       COM              26779X101       20 10000.000SH       SOLE                                  10000.000
ECU Silver Mining Inc.         COM              26830P105       10 10000.000SH       SOLE                                  10000.000
EMC Corp.                      COM              268648102     6419 241690.000SH      SOLE               208770.000         32920.000
Encanto Potash Corp            COM              29251N104       11 30000.000SH       SOLE                                  30000.000
Endeavour Silver Corp.         COM              29258Y103       98 10000.000SH       SOLE                                  10000.000
Exxon Mobil Corporation        COM              30231G102     2016 23962.000SH       SOLE                12650.000         11312.000
FedEx Corporation              COM              31428X106     9189 98230.000SH       SOLE                88920.000          9310.000
Fire River Gold Corp.          COM              31811Q106        5 10000.000SH       SOLE                                  10000.000
General Electric               COM              369604103     7983 398168.868SH      SOLE               345343.868         52825.000
General Mills                  COM              370334104     7659 209550.000SH      SOLE               189170.000         20380.000
Gilead Sciences, Inc.          COM              375558103     3179 74850.000SH       SOLE                71175.000          3675.000
Goldcorp, Inc.                 COM              380956409     1125 22600.000SH       SOLE                                  22600.000
Golden Phoenix Minerals, Inc.  COM              381149103        9 50000.000SH       SOLE                                  50000.000
Grainger W.W.                  COM              384802104      551 4000.000 SH       SOLE                                   4000.000
Great Basin Gold Ltd.          COM              390124105       66 25000.000SH       SOLE                                  25000.000
Hathor Exploration Limited     COM              419018106       18 10000.000SH       SOLE                                  10000.000
Hecla Mining Co.               COM              422704106      136 15000.000SH       SOLE                                  15000.000
Hewlett Packard Company        COM              428236103     8984 219287.544SH      SOLE               198043.544         21244.000
Honeywell International, Inc.  COM              438516106      290 4850.000 SH       SOLE                 4850.000
IBM                            COM              459200101     4763 29210.070SH       SOLE                25005.070          4205.000
JPMorgan Chase & Co.           COM              46625H100    10421 226061.000SH      SOLE               203711.000         22350.000
Kaminak Gold Corp.             COM              48356P202       34 10000.000SH       SOLE                                  10000.000
Keycorp New                    COM              493267108     6163 694075.000SH      SOLE               628310.000         65765.000
Kodiak Oil & Gas Corporation   COM              50015Q100       67 10000.000SH       SOLE                                  10000.000
Kohl's Corp.                   COM              500255104     8043 151640.000SH      SOLE               138545.000         13095.000
Majescor Resources Inc         COM              760960203       12 50000.000SH       SOLE                                  50000.000
Marsh & McLennan               COM              571748102     4211 141275.000SH      SOLE               133935.000          7340.000
McDonalds Corp                 COM              580135101      656 8625.000 SH       SOLE                 4425.000          4200.000
Merck & Company                COM              58933Y105      262 7935.000 SH       SOLE                 1135.000          6800.000
Microsoft Corp.                COM              594918104      263 10350.000SH       SOLE                 1350.000          9000.000
Morgan Stanley                 COM              617446448     6579 240820.000SH      SOLE               219635.000         21185.000
Mylan Labs                     COM              628530107     6348 280120.000SH      SOLE               253360.000         26760.000
Newmont Mining Corp.           COM              651639106     2988 54740.000SH       SOLE                44840.000          9900.000
Oilsands Quest Inc.            COM              678046103        5 10000.000SH       SOLE                                  10000.000
Oracle Corp.                   COM              68389X105    11068 331055.000SH      SOLE               300370.000         30685.000
Parker Hannifin Corp.          COM              701094104    10677 112766.000SH      SOLE               102272.000         10494.000
Pfizer                         COM              717081103      506 24915.000SH       SOLE                 2975.000         21940.000
Prophecy Resource Corp         COM              74345B104       81 80000.000SH       SOLE                                  80000.000
Research In Motion Ltd         COM              760975102     5613 99275.000SH       SOLE                90475.000          8800.000
Royal Dutch Shell PLC - Class  COM              780259206      663 9105.000 SH       SOLE                  705.000          8400.000
Royal Dutch Shell PLC Cl B-ADR COM              780259107    10966 149720.994SH      SOLE               133236.994         16484.000
Royal Gold, Inc.               COM              780287108      210 4000.000 SH       SOLE                                   4000.000
Satcon Technology Corp         COM              803893106       39 10000.000SH       SOLE                                  10000.000
Silvercorp Metals Inc.         COM              82835P103      291 20000.000SH       SOLE                                  20000.000
Staples, Inc.                  COM              855030102     5925 305105.000SH      SOLE               277135.000         27970.000
Stryker Corp                   COM              863667101     4026 66217.000SH       SOLE                57472.000          8745.000
Symantec Corp                  COM              871503108     4185 225710.000SH      SOLE               194675.000         31035.000
Taku Gold Corp.                COM              874072101        5 15000.000SH       SOLE                                  15000.000
Taseko Mines Ltd.              COM              876511106       89 15000.000SH       SOLE                                  15000.000
U.S. Bancorp                   COM              902973304     6462 244495.000SH      SOLE               221205.000         23290.000
US Silver Corp                 COM              90343P101       68 100000.000SH      SOLE                                 100000.000
Verizon Communications         COM              92343V104     9395 243785.000SH      SOLE               218381.000         25404.000
W.R. Berkley Corporation       COM              084423102     4859 150850.000SH      SOLE               143300.000          7550.000
WalMart Stores                 COM              931142103     7787 149607.000SH      SOLE               135102.000         14505.000
Williams Cos. Inc.             COM              969457100    10608 340220.000SH      SOLE               306475.000         33745.000
iShares Silver Trust           COM              46428Q109      257 7000.000 SH       SOLE                                   7000.000

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 82

Form 13F Information Table Value Total: $319,365